Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Adjustment for the initial application of IFRS 16	Cumulative Effect, Period of Adoption, Adjusted Balance	Issued capital [member]	Issued capital [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Share premium [member]	Share premium [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Merger reserve [member]	Merger reserve [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Translation reserve [member]	Translation reserve [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Other reserves [member]	Other reserves [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings/ (accumulated deficit) [member]	Retained earnings/ (accumulated deficit) [member] Adjustment for the initial application of IFRS 16	Retained earnings/ (accumulated deficit) [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Total parent equity [member]	Total parent equity [member] Adjustment for the initial application of IFRS 16	Total parent equity [member] Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interests [member]	Non-controlling interests [member] Cumulative Effect, Period of Adoption, Adjusted Balance
Balance Share Capital (in shares) at Dec. 31, 2017	237,429,696
Equity at beginning of period at Dec. 31, 2017	$ 71,844			$ 4,679		$ 181,588		$ 138,506		$ 224		$ 17,178		$ (124,745)			$ 217,430			$ (145,586)
Net income/(loss)	(70,659)													(43,654)			(43,654)			(27,005)
Foreign currency exchange	(214)									(214)							(214)
Unrealized gain on investments	(26)													(26)			(26)
Total comprehensive income/(loss) for the year	(70,899)									(214)				(43,680)			(43,894)			(27,005)
Deconsolidation of subsidiary	$ 55,783											(4)		619			615			55,168
Issuance of placing shares (in shares)	45,000,000
Issuance of placing shares	$ 97,493			696		96,797											97,493
Exercise of share-based awards	64,171
Exercise of share-based awards	$ 122													122			122
Subsidiary dividends	(8)													(8)			(8)
Equity settled share-based payments	$ 12,637											3,749					3,749			8,888
Adjustment for initial application of IFRS 16		$ 999													$ 999			$ 999
Balance Share Capital (in shares) at Dec. 31, 2018	282,493,867															282,493,867
Equity at end of period at Dec. 31, 2018	$ 166,972		$ 167,971	5,375	$ 5,375	278,385	$ 278,385	138,506	$ 138,506	10	$ 10	20,923	$ 20,923	(167,692)		$ (166,693)	275,507		$ 276,506	(108,535)	$ (108,535)
Net income/(loss)	366,065													421,144			421,144			(55,079)
Foreign currency exchange	(10)									(10)							(10)
Unrealized gain on investments	0
Total comprehensive income/(loss) for the year	366,055									(10)				421,144			421,134			(55,079)
Deconsolidation of subsidiary	$ 97,178																			97,178
Exercise of share-based awards	237,090
Exercise of share-based awards	$ 504			5		499											504
Subsidiary note conversion and changes in NCI ownership interest												(20,631)								23,049
Purchase of subsidiary non-controlling interest through issuance of shares (in shares)	2,126,338
Purchase of subsidiary’s non-controlling interest through issuance of shares				28		9,078						(33,145)					(24,039)			24,039
Revaluation of deferred tax assets related to share-based awards	$ 3,061											3,061					3,061
Equity settled share-based payments	$ 14,468											12,785					12,785			1,683
Vesting of restricted stock units (RSU)	513,324
Vesting of restricted stock units (RSU)	$ (1,280)											(1,280)					(1,280)
Other	$ 23											5		(7)			(2)			25
Balance Share Capital (in shares) at Dec. 31, 2019	285,370,619
Equity at end of period at Dec. 31, 2019	$ 650,398			5,408		287,962		138,506		0		(18,282)		254,444			668,038			(17,640)
Net income/(loss)	4,568													5,985			5,985			(1,417)
Foreign currency exchange	469									469							469
Unrealized gain on investments	0
Total comprehensive income/(loss) for the year	$ 5,037									469				5,985			6,454			(1,417)
Exercise of share-based awards	514,406
Exercise of share-based awards	$ 1,036			9		1,016											1,025			11
Subsidiary note conversion and changes in NCI ownership interest	2,418																(20,631)
Revaluation of deferred tax assets related to share-based awards	(684)											(684)					(684)
Equity settled share-based payments	10,627											7,805					7,805			2,822
Settlement of restricted stock units	(12,888)											(12,888)					(12,888)
Other	$ 13																			13
Balance Share Capital (in shares) at Dec. 31, 2020	285,885,025
Equity at end of period at Dec. 31, 2020	$ 653,539			$ 5,417		$ 288,978		$ 138,506		$ 469		$ (24,050)		$ 260,429			$ 669,748			$ (16,210)